Financial Instruments - Additional Information (Details)		12 Months Ended
	Jan. 01, 2023 CAD ($)	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CAD ($) $ / shares shares	Jan. 01, 2023 USD ($)	Mar. 31, 2021 USD ($) shares
Disclosure Of Financial Instruments [Line Items]
Value of asset		$ 234,744,571		$ 168,775,947
Assumed percentage weakening of foreign currency		5.00%	5.00%
Assumed interest rate increase		0.50%	0.50%
Credit Risk | Customer One
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts held by major customers		23.00%	23.00%	13.30%
Credit Risk | Customer Two
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts held by major customers				11.40%
Foreign Exchange Rate Risk | U S Dollars
Disclosure Of Financial Instruments [Line Items]
Percentage of revenues by geographical area		61.00%	61.00%	35.00%
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Increase in net loss			$ 62,870
Sprout Foods, Inc Acquisition | Sprout Call Option
Disclosure Of Financial Instruments [Line Items]
Market price description		To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted to consider a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%.	To establish the market price, the multiples selected were 2.3x for revenues and 12.0x for EBITDA, based on analysis of average and median industry multiples, and were adjusted to consider a 20% discount; the multiples to be used as per the contract are 3.0x for revenues and 15.0x for EBITDA, weighted at 50%.
Fair value of asset remeasured		$ 7,043,114				$ 5,600,000
Gain on remeasurement of revaluation of derivatives		105,296
Loss on remeasurement of revaluation of foreign exchange		$ 72,849
Change in discount rate		1.00%	1.00%
Impact of discount rate in fair value of call option		$ 120,000
Sprout Foods, Inc Acquisition | Sprout Call Option | Non-adjusting Event
Disclosure Of Financial Instruments [Line Items]
Value of asset	$ 7,010,668				$ 5,500,000
Discount rate	8.90%
Level 3 | Sprout Foods, Inc Acquisition | Sprout Call Option
Disclosure Of Financial Instruments [Line Items]
Fair value of asset remeasured		7,043,114				$ 5,600,000
Gain on remeasurement of revaluation of derivatives		105,296
Loss on remeasurement of revaluation of foreign exchange		$ 72,849
Change in market multiple		1.00%	1.00%
Impact of change in market price multiple in fair value of call option.		$ 380,000
Change in discount rate		1.00%	1.00%
Impact of discount rate in fair value of call option		$ 120,000
Level 3 | Sprout Foods, Inc Acquisition | Sprout Call Option | Non-adjusting Event
Disclosure Of Financial Instruments [Line Items]
Value of asset	$ 7,035,730				$ 5,500,000
Discount rate	8.90%
Acasti Pharma Inc
Disclosure Of Financial Instruments [Line Items]
Shares transferred for settlement of litigation | shares				2,100,000
Fair value loss due to litigation of settlement				$ 525,000
Number of shares owned | shares		750,000	750,000	1,964,694
Net proceeds from sale of shares		$ 532,277		$ 5,317,770
Change in fair value loss				896,313
Gain on sales of shares		$ 192,278		$ 1,320,431
Acasti Pharma Inc | Level 1
Disclosure Of Financial Instruments [Line Items]
Number of shares owned in subsidiary | shares		250,000		1,000,000		250,000
Fair value of investment		$ 190,000		$ 530,000
Fair value of investment, per share | $ / shares		$ 0.76		$ 0.53